Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Jul. 23, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Convertible preferred stock warrant liability	$ 93	$ 93	$ 138	$ 158